Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Going Concern (Details) [Line Items]
Current assets	¥ 237,000		¥ 192,900		$ 34,500
Current liabilities	245,700		163,100		35,800
Working capital deficit	8,700		29,800		1,300
Accumulated deficit	(175,893)		(88,277)		(25,597)
Incurred net loss	87,600				12,700
Cash outflow from operation	(15,138)	$ (2,203)	(20,865)	¥ (2,521)
Cash [Member]
Going Concern (Details) [Line Items]
Accumulated deficit	(175,900)		(88,200)		$ (25,600)	$ 12,800
Cash outflow from operation	¥ (15,100)	$ (2,200)	(20,900)
Net cash outflow of time deposits			¥ 5,800